SCHEDULE OF FINANCE LEASE EXPENSES (Details) - USD ($)	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024
Finance Lease
Depreciation of property and equipment under finance lease	$ 62,485	$ 104,134	$ 49,382
Interest on finance lease liabilities	7,250	24,837	17,684
Total finance lease expenses	$ 69,735	$ 128,971	$ 67,066